Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY-VERSUS-PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the Company is providing the following disclosure about the relationship between executive pay actually paid (as defined by SEC rules) and the Company’s financial performance.

Pay-Versus-Performance Table

In accordance with the SEC’s rules, the below table sets forth the following information for the fiscal years ended December 31, 2022 and 2021: (1) the total compensation paid to the Company’s principal executive officer, the CEO, and the non-CEO NEOs, as provided on the “Summary Compensation Table” provided elsewhere in this Proxy Statement; (2) the compensation “actually paid” to the CEO and the non-CEO NEOs, which reflects certain adjustments based on SEC rules and as described in the footnotes below; (3) the Company’s total stockholder return (“TSR”); and (4) the Company’s net loss. The “Summary Compensation Table” and the compensation actually paid amounts do not reflect the actual amounts of compensation earned by, or paid to, our NEOs during the applicable years, but rather are amounts determined in accordance with Item 401(v) of Regulation S-K. The Compensation Committee did not consider the pay-versus-performance disclosure when making its incentive compensation decisions for 2022. For information regarding the decisions made by the Compensation Committee with respect to compensation for 2022, please see the “Compensation Discussion & Analysis” provided elsewhere in this Proxy Statement.

Fiscal Year	Summary Compensation Table Total - CEO(1)	Compensation “Actually Paid” Total - CEO(2)	Summary Compensation Table Total - Non-CEO NEO Average(3)	Compensation “Actually Paid” Total – Non-CEO NEOs(4)	NBY TSR(5)	Fiscal Year Net Loss (in thousands)(6)
2022	$364,954	$111,489	$259,285	$108,806	$(45.97)	$(10,608)
2021	$795,521	$490,901	$528,704	$422,207	$(46.04)	$(5,824)

(1)	Reflects compensation amounts reported in the “Summary Compensation Table” for the CEO, Mr. Hall.

(2)

Compensation actually paid (as defined by SEC rules) to the CEO for each period presented reflects the amount set forth in column (1), adjusted as set forth below in the Reconciliation of Compensation Actually Paid Table.

(3)

Dr. Audrey Kunin, our Chief Product Officer, and Mr. Jones, our former Chief Financial Officer, were our non-CEO NEOs in fiscal years 2022 and 2021. Dr. Audrey Kunin was appointed our Chief Product Officer effective November 5, 2021, and therefore only received partial compensation in fiscal year 2021. Due to Dr. Audrey Kunin’s partial year service in fiscal year 2021, the 2021 amount represents a weighted-average (based on the number of days Dr. Audrey Kunin and Mr. Jones served).

(4)

Average compensation actually paid (as defined by SEC rules) to the Company’s NEOs (except the CEO) for each period presented reflects the amount set forth in column (3), adjusted as set forth below in the Reconciliation of Compensation Actually Paid Table.

(5)

Reflects the TSR of a $100 investment in the Company from the beginning of fiscal year 2021 through each of the fiscal years ended December 31, 2022 and 2021. The Company’s TSR includes share price depreciation, but does not include dividend reinvestment as the Company did not pay any dividends in the 2022 or 2021 fiscal years.

(6)	Reflects “Net loss” in the Company’s Consolidated Statements of Operations and Comprehensive Loss included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022.

PEO Total Compensation Amount	$ 364,954	$ 795,521
PEO Actually Paid Compensation Amount	$ 111,489	490,901
Adjustment To PEO Compensation, Footnote [Text Block]

Reconciliation of Compensation Actually Paid Table

The following table details the applicable adjustments that were made to determine compensation actually paid (all amounts are weighted-averages for the NEOs other than the CEO based on the number of days Dr. Audrey Kunin and Mr. Jones served):

Reporting Period	Reported Summary Compensation Table Total ($)	Deduct: Reported value of equity awards ($) (a)	Add: Equity award adjustments ($) (b)	Deduct: Reported change in the actuarial present value of pension benefits ($) (c)	Add: Pension benefit adjustments ($) (c)	Compensation actually paid ($)
CEO
2022	$364,954	$—	$(253,465)	$—	$—	$111,489
2021	795,521	(395,000)	90,380	—	—	490,901
NEOs (except the Chief Executive Officer)
2022	$259,285	$—	$(150,479)	$—	$—	$108,806
2021	528,704	(206,308)	100,500	—	—	422,207

(a)

As provided in the “Summary Compensation Table” and elsewhere in this Proxy Statement, no equity awards were granted to any NEO in the 2022 fiscal year. For the 2021 fiscal year, the reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable period.

(b)

The equity award adjustments for each applicable period include the addition (or subtraction, as applicable) of the following (all amounts are weighted averages for the NEOs other than the Chief Executive Officer):

Reporting Period	Period-end fair value of equity awards granted during the period ($)	Period-over- period change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the period ($)	Period-over- period change in fair value of equity awards granted in prior periods that vested in the period ($)	Fair value at the end of the prior period of equity awards that failed to meet vesting conditions in the period ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
CEO
2022	$—	$(236,113)	$—	$(17,352)	$—	$—	$(253,465)
2021	190,004	(86,857)	—	(12,767)	—	—	90,380
NEOs (except the Chief Executive Officer)
2022	$—	$(134,736)	$—	$(15,743)	$—	$—	$(150,479)
2021	104,840	(56,346)	—	52,006	—	—	100,500

(c)

In the periods presented and consistent with the “Summary Compensation Table”, the Company did not have: (i) a change in the actuarial present value of the accumulated benefit under any defined benefit or actuarial pension plans or (ii) any service cost or prior service cost related to any defined benefit or actuarial pension plans.

Non-PEO NEO Average Total Compensation Amount	$ 259,285	528,704
Non-PEO NEO Average Compensation Actually Paid Amount	$ 108,806	422,207
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Pay-Versus-Performance Relationship

The Company believes the table above shows the alignment between compensation actually paid to the CEO and our other non-CEO NEOs and the Company's performance. The charts below show, for the past two years, the relationship of the CEO and the other non-CEO NEOs compensation “actually paid” and (i) the Company's TSR and (ii) the Company's net loss.

Total Shareholder Return Amount	$ (45.97)	(46.04)
Net Income (Loss)	(10,608,000)	(5,824,000)
PEO Reported Summary Compensation Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	364,954	795,521
PEO Add Equity award adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(253,465)	90,380
PEO Compensation actually paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	111,489	490,901
PEO Deduct Reported value of equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(395,000)
NEO Reported Summary Compensation Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	259,285	528,704
NEO Add Equity award adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(150,479)	100,500
NEO Compensation actually paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	108,806	422,207
NEO Deduct Reported value of equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(206,308)
PEO Period-over-period change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(236,113)	(86,857)
PEO Period-over-period change in fair value of equity awards granted in prior periods that vested in the period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,352)	(12,767)
PEO Total equity award adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(253,465)	90,380
PEO Period-end fair value of equity awards granted during the period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		190,004
NEO Period-over-period change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(134,736)	(56,346)
NEO Period-over-period change in fair value of equity awards granted in prior periods that vested in the period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,743)	52,006
NEO Total equity award adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (150,479)	100,500
NEO Period-end fair value of equity awards granted during the period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 104,840